UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: JUNE 30, 2006 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Short Duration Government Fund

June 30, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
U.S. Government and Agency Obligations – 90.0%[1]
Federal Home Association/Veteran’s Association – 0.5%
FHA/VA, 4.750%, 08/20/23, (10/01/06) [2]	$165,877	$166,171
FHA/VA, 5.125%, 10/20/17 to 12/20/25, (01/01/07) [2],[9]	900,724	899,367

Total Federal Home Association/Veteran’s Association		1,065,538

Federal Home Loan Mortgage Corporation – 17.6%
FHLMC, 2.807%, 07/01/34, (06/01/07) [2,9]	2,013,990	1,959,433
FHLMC, 3.047%, 05/01/34, (06/01/07) [2,9]	1,058,918	1,040,757
FHLMC, 5.000%, 05/01/18 to 06/01/09	5,314,723	5,126,744
FHLMC, 5.500%, 08/01/19 to 12/01/17	2,928,130	2,876,408
FHLMC, 5.500%, TBA	1,150,000	1,127,719
FHLMC, 5.572%, 10/01/35, (10/01/10) [2]	1,644,872	1,629,788
FHLMC, 5.619%, 06/15/35, (08/15/06) [2,9]	11,953,782	11,707,013
FHLMC, 6.000%, 09/01/17 to 05/01/35	1,896,078	1,874,006
FHLMC, 7.500%, 04/01/15	813,404	845,166
FHLMC Gold Pool, 4.000%, 12/01/20	5,523,959	5,073,349
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	1,062,294	1,024,026
FHLMC Gold Pool, 6.000%, 09/01/17	1,122,041	1,124,240
FHLMC Gold Pool, 7.500%, 04/01/15 to 04/01/29	344,545	358,237
FHLMC Gold Pool, 8.500%, 12/01/25 [9]	96,073	102,959
FHLMC Structured Pass Through Securities, 4.391%, 11/25/38	849,867	834,673
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	224,712	230,749
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42 [2]	378,832	386,598

Total Federal Home Loan Mortgage Corporation		37,321,865

Federal National Mortgage Association – 51.9%
FNMA, 3.180%, 07/25/44	327,762	324,512
FNMA, 3.559%, 09/01/33, (09/01/06) [2]	1,633,339	1,623,986
FNMA, 4.280%, 03/25/332	2,166,198	2,134,927
FNMA, 5.000%, 07/01/18 to 09/01/19 [9]	5,083,189	4,902,139
FNMA, 5.000%, TBA	5,600,000	5,391,747
FNMA, 5.250%, 04/15/07	60,000	59,859
FNMA, 5.525%, 10/25/33, (08/25/06) [2]	1,445,991	1,449,523
FNMA, 5.485%, 09/25/32, (08/25/06) [2]	80,732	80,736
FNMA, 5.495%, 09/26/33, (08/26/06) [2]	39,523	39,530
FNMA, 5.500%, 11/01/18 to 12/01/18 [9]	3,494,045	3,429,737
FNMA, 5.500%, TBA	28,900,000	28,328,812
FNMA, 5.504%, 05/01/36, (05/01/11) [2]	1,009,958	1,000,619
FNMA, 5.515%, 01/01/36, (01/01/11) [2]	1,576,317	1,568,878
FNMA, 5.545%, 06/25/35, (08/25/06) [2,9]	3,616,733	3,628,331
FNMA, 5.580%, 05/01/36, (05/01/11) [2]	2,001,836	1,996,667
FNMA, 5.700%, 07/01/09	932,491	928,030
FNMA, 5.730%, 11/01/08	270,329	269,241
FNMA, 5.785%, 03/25/35 to 07/25/44, (08/25/06) [2,9]	15,676,449	15,691,559
FNMA, 6.000%, 03/01/17 to 08/01/17	1,223,690	1,228,282
FNMA, 6.010%, 12/01/08[9]	4,408,832	4,411,643
FNMA, 6.040%, 10/01/08	1,165,094	1,166,375
FNMA, 6.220%, 07/01/08	206,598	207,212
FNMA, 6.230%, 09/01/08 [9]	2,524,351	2,533,064
FNMA, 6.265%, 06/01/08	89,477	89,762
FNMA, 6.305%, 02/01/08	10,486	10,482
FNMA, 6.473%, 10/25/31 [2]	345,326	344,121
FNMA, 6.500%, 04/01/17	1,323,088	1,342,275
FNMA, 6.510%, 01/01/08	147,592	148,153
FNMA, 6.620%, 11/01/07 to 01/01/08 [9]	1,849,311	1,856,012
FNMA, 6.740%, 06/01/09	919,530	917,317
FNMA, 6.750%, 08/01/07 [9]	1,779,481	1,783,198
FNMA, 6.825%, 09/01/07 [9]	2,293,240	2,301,203
FNMA, 7.500%, 10/01/15 to 12/25/42 [9]	4,765,510	4,893,865
FNMA, 7.516%, 08/25/31 [2]	201,384	200,703
FNMA Grantor Trust, 5.505%, 05/25/32, (08/25/06) [2]	877,247	877,264
FNMA Grantor Trust, 5.525%, 03/25/33, (08/25/06) [2]	394,826	394,886
FNMA Grantor Trust, 5.535%, 01/25/35, (08/25/06) [2,9]	2,793,701	2,797,453

Managers Short Duration Government Fund

June 30, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Federal National Mortgage Association (continued)
FNMA Whole Loan, 5.585%, 05/25/35, (08/25/06) [2,9]	$8,103,669	$8,136,736
FNMA Whole Loan, 5.835%, 02/25/47, (08/25/06) [2]	1,685,173	1,695,454

Total Federal National Mortgage Association		110,184,293

Government National Mortgage Association – 17.7%
GNMA, 3.500%, 07/20/35 to 09/20/35, (10/01/06) [2,9]	9,976,712	9,738,934
GNMA, 4.000%, 06/20/35 to 09/20/35, (10/01/06 to 07/01/07) [2,9]	4,204,249	4,152,420
GNMA, 4.375%, 06/20/22 to 05/20/33, (07/01/07) [2]	3,673,033	3,674,036
GNMA, 4.500%, 08/20/32 to 10/20/34, (10/01/06 to 01/01/07) [2,9]	11,693,664	11,655,773
GNMA, 4.750%, 07/20/18 to 01/20/32, (10/01/06 to 04/01/07) [2]	1,248,996	1,246,083
GNMA, 5.000%, 10/20/32 to 03/20/35, (01/01/07 to 04/01/07) [2,9]	1,680,996	1,675,732
GNMA, 5.125%, 11/20/17 to 11/20/23, (01/01/07) [2]	1,296,151	1,301,939
GNMA, 5.250%, 01/20/28, (04/01/07) [2]	203,023	202,439
GNMA, 5.375%, 03/20/21 to 03/20/23, (04/01/07) [2]	315,645	316,611
GNMA, 5.500%, 01/20/34, (04/01/07) 2,	3,401,228	3,389,590
GNMA, 6.000%, 07/20/28 [9]	292,961	292,494
GNMA, 9.500%, 07/15/09 to 12/15/17	39,189	42,022

Total Government National Mortgage Association		37,688,073

Interest Only Strips – 1.7%
FHLMC IO Strip, 4.500%, 08/15/35 to 09/15/35	1,052,448	274,328
FHLMC IO Strip, 4.510%, 11/15/30	473,531	17,915
FHLMC IO Strip, 5.000%, 05/15/18 to 08/01/35	6,633,816	1,598,153
FHLMC IO Strip, 7.500%, 10/01/27	88,212	20,981
FHLMC IO Strip, 8.000%, 06/01/31	22,018	5,364
FNMA IO Strip, 1.844%, 01/25/24, (08/25/06) [2]	162,447	6,769
FNMA IO Strip, 5.000%, 02/01/35 to 12/01/35	5,994,876	1,570,812
FNMA IO Strip, 7.500%, 11/18/14	240,181	30,555
FNMA IO Strip, 8.000%, 08/25/22 to 05/01/30	339,591	80,134
FNMA IO Strip, 9.000%, 12/15/16	85,896	22,598

Total Interest Only Strips		3,627,609

U.S. Treasury Notes – 0.6%
USTN, 2.625%, 05/15/08 [7,9]	1,260,000	1,203,153

Total U.S. Government and Agency Obligations (cost $193,404,408)		191,090,531

Corporate Bonds – 20.6%
Asset-Backed Securities – 20.3%
Asset Securitization Corp., 7.040%, 11/13/29	2,476,984	2,491,919
Countrywide Home Loans, 5.885%, 02/25/35, (08/25/06) [2]	4,059,689	4,088,152
Deutsche Alt-A Securities Inc. Mortgage Loan, 6.250%, 07/25/36 [2]	1,600,000	1,601,015
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	1,351,070	1,364,113
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,353,251	1,365,349
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 5.705%, 11/25/35, (08/25/06) [2]	1,800,000	1,796,344
GE Capital Commercial Mortgage Corporation, 6.496%, 01/15/33	525,000	538,229
GMAC, 6.957%, 09/15/35	1,570,000	1,637,810
GMAC, 7.724%, 03/15/33 [7,9]	7,341,000	7,754,383
GMAC, Series 2000-C2, Class A2, 7.455%, 08/16/33	1,081,817	1,137,723
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	1,754,000	1,680,278
Harborview Mortgage Loan Trust, 5.780%, 11/19/34, (08/19/06) [2]	4,548,229	4,570,990
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,614,479	2,717,054
PNC Mortgage Acceptance, 7.300%, 10/12/33	2,351,000	2,466,355
Salomon Brothers Mortgage, 7.455%, 07/18/33	323,262	338,059
Structured Asset Investment Loan Trust, 5.925%, 12/25/34, (08/25/06) [2]	5,000,000	5,031,173
Washington Mutual, Class 2A3, Series 2005-AR2, 5.735%, 01/25/45, (08/25/06) [2]	2,594,058	2,604,114

Total Asset-Backed Securities		43,183,060

Asset-Backed Interest Only Strips – 0.3%
Bank of America-First Union IO Strip, Series 2001-3, Class XC, 0.558%, 04/11/37 [2,3]	5,201,336	213,376
CS First Boston Mortgage Sec. Corp., IO Strip, Series 1998-C1, Class AX, 0.973%, 05/17/40 [2]	3,416,911	101,093

Managers Short Duration Government Fund

June 30, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Asset-Backed Interest Only Strips (continued)
CS First Boston Mortgage IO Strip, 0.569%, 12/15/35 [2,3]	$1,704,224	$71,203
GMAC, Series 1999-C1 IO Strip, Class X, 0.587%, 05/15/33 [2]	10,060,129	163,640

Total Asset-Backed Interest Only Strips		549,312

Total Corporate Bonds (cost $45,670,088)		43,732,372

	Shares
Preferred Stock – 0.7% [3]
Home Ownership Funding Corp., 13.331% (cost $1,933,867)	7,300	1,483,497

Short-Term Investments – 7.4%
Other Investment Companies – 7.0% [4]
Bank of New York Institutional Cash Reserves Fund, 5.22% [8]	6,034,874	6,034,874
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	8,736,899	8,736,899
Total Other Investment Companies		14,771,773

	Principal Amount
U.S. Government Agency Discount Notes — 0.4% [5,6]
FHLMC Discount Notes, 0.000%, 08/22/06	$650,000	645,332
FHLMC Discount Notes, 0.000%, 09/29/06	100,000	98,722
FNMA Discount Notes, 0.000%, 07/17/06	100,000	99,800

Total U.S. Government Agency Discount Notes		843,854

Total Short-Term Investments (cost $15,616,415)		15,615,627

Total Investments – 118.7% (cost $256,624,778)		251,922,027

Other Assets, less Liabilities – (18.7)%		(39,649,064)

Net Assets – 100.0%		$212,272,963

Managers Intermediate Duration Government Fund

June 30, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
U.S. Government and Agency Obligations – 103.1%[1]
Federal Home Mortgage Corporation – 49.2%
FHLMC, 4.500%, 04/01/35	$841,706	$765,520
FHLMC, 5.000%, 05/01/18	598,483	577,392
FHLMC, 5.500%, 11/01/17 to 05/01/34	6,691,038	6,498,835
FHLMC, 5.639%, 01/01/36, (01/01/13) [2,9]	12,085,567	11,921,582
FHLMC, 6.000%, 09/01/17 to 07/01/35	5,438,193	5,371,005
FHLMC, 7.500%, 01/01/31	97,020	100,624
FHLMC Gold Pool, 4.000%, 12/01/20	1,163,578	1,068,661
FHLMC Gold Pool, 4.500%, 05/01/34 to 01/01/36 [9]	21,082,134	19,133,509
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	487,483	469,922
FHLMC Gold Pool, 5.500%, 10/01/33 to 06/01/35 [9]	40,071,941	38,586,399
FHLMC, Series 2186, Class PG, 6.000%, 07/15/28	109,984	110,389
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42 [2]	530,365	541,238

Total Federal Home Loan Mortgage Corporation		85,145,076

Federal National Mortgage Association – 49.2%
FNMA, 4.500%, 03/01/35 to 09/01/35 [9]	6,987,646	6,334,883
FNMA, 5.000%, 06/01/18 to 07/17/18	4,116,339	3,967,211
FNMA, 5.000%, TBA	23,000,000	21,497,824
FNMA, 5.500%, 03/01/17 to 07/14/33	35,191,398	34,243,043
FNMA, 5.625%, 02/01/36, (01/01/11) [2]	579,883	577,044
FNMA, 5.785%, 03/25/35, (08/25/06) [2,9]	3,373,301	3,352,417
FNMA, 6.000%, 08/01/17	677,708	680,297
FNMA, 6.500%, 11/01/28 to 07/01/32	853,609	859,865
FNMA, 6.500%, TBA	10,500,000	10,552,500
FNMA, 7.000%, 03/25/24 [9]	2,750,000	2,826,427
FNMA, 7.500%, 10/25/42	316,344	324,857

Total Federal National Mortgage Association		85,216,368

Government National Mortgage Association – 0.7%
GNMA, 4.375%, 06/20/16 to 05/20/21, (07/01/07) [2]	158,697	158,633
GNMA, 4.750%, 08/20/17 to 08/20/18, (10/01/06) [2]	261,937	262,379
GNMA, 5.125%, 11/20/17 to 12/20/17, (01/01/07) [2]	525,456	527,627
GNMA, 5.375%, 03/20/16, (04/01/07)[2]	58,280	58,354
GNMA, 7.500%, 09/15/28 to 11/15/31	168,364	176,153

Total Government National Mortgage Association		1,183,146

Interest/Principal Only Strips – 4.0%
FHLMC IO Strip, 1.331%, 11/15/18, (08/15/06) [2]	1,065,395	32,702
FHLMC IO Strip, 1.731%, 11/15/30, (08/15/06) [2]	384,606	14,551
FHLMC IO Strip, 2.281%, 09/15/16 to 10/15/06, (08/15/06) [2]	912,689	38,687
FHLMC IO Strip, 2.531%, 06/15/31, (08/15/06) [2]	134,671	6,433
FHLMC IO Strip, 4.500%, 04/15/22 to 09/15/35	2,068,389	483,310
FHLMC IO Strip, 5.000%, 05/15/17 to 09/15/35 [9]	11,514,733	2,841,712
FHLMC IO Strip, 6.000%, 05/01/31	17,062	4,256
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	2,059,546	289,139
FNMA IO Strip, 4.500%, 07/25/19 to 09/01/33	802,148	138,143
FNMA IO Strip, 5.000%, 11/01/33 to 12/01/35	10,501,215	2,633,518
FNMA IO Strip, 7.000%, 04/01/23 to 06/01/23	593,255	132,463
FNMA PO Strip, 5.420%, 07/01/335,10	600,884	412,248

Total Interest/Principal Only Strips		7,027,162

Total U.S. Government and Agency Obligations (cost $182,478,255)		178,571,752

Asset-Backed Securities – 15.8%
AHMA, Series 2005-1, Class 1A1, 4.139%, 11/25/35 [2]	1,933,820	1,936,121
American Home Loan Investment Trust, 5.294%, 06/25/45, (03/25/10) [2]	3,947,342	3,872,794
American Home Mortgage Investment Trust, 3.280%, 04/25/44, (02/25/09) [2]	477,646	460,198
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09) [2]	1,977,781	1,921,550
American Home Mortgage Investment Trust, 5.001%, 06/25/45, (03/25/08) [2]	536,058	529,881
Bank of America Funding Corp., 3.942%, 12/20/34 [2]	1,024,070	1,018,525
Bear Stearns Alt-A Trust, 4.934%, 04/25/35 [2]	724,549	712,037
Countrywide Alternative Loan Trust, 5.685%, 05/25/35, (08/25/06) [2]	1,225,058	1,215,166

Managers Intermediate Duration Government Fund

June 30, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Principal Amount	Value
Asset-Backed Securities (continued)
Countrywide Alternative Loan Trust, 6.000%, 06/25/34	$900,732	$882,866
Countrywide Home Loan, 4.498%, 05/20/35 [2]	473,851	466,040
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 5.805%, 11/25/34, (08/25/06) [2,3]	749,029	742,115
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 5.082%, 12/20/35[2]	390,528	387,649
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	209,793	211,819
GSMPS Mortgage Loan Trust, 5.735%, 03/25/35, (08/25/06) [2]	586,870	589,234
GSR Mortgage Loan Trust, 3.685%, 05/25/34, (02/25/07) [2]	736,880	725,768
Harborview Mortgage Loan Trust, 3.756%, 11/19/34 [2]	808,683	796,499
Master Alternative Loans Trust, 6.000%, 01/25/35 [9]	2,113,074	2,095,898
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	1,913,496	1,988,568
Morgan Stanley Mortgage Loan Trust, 6.181%, 08/25/35 [2]	2,239,925	2,204,227
Residential Asset Mortgage Products, Inc., Series-RS1, Class AII1, 5.495%, 01/25/35, (08/25/06) [2]	411,114	411,161
Structured Asset Securities Corp., Series 2005-RF1, Class A, 3.735%, 03/25/35, (08/25/06) [2]	718,240	716,891
Washington Mutual Mortgage Pass-Through Certificates, 6.000%, 10/25/35	3,504,358	3,454,600

Total Asset-Backed Securities (cost $27,935,376)		27,339,607

	Shares
Preferred Stocks – 0.4%[3]
Home Ownership Funding Corp., 13.331%	1,500	304,828
Home Ownership Funding Corp. 2, 13.338%	1,500	304,969

Total Preferred Stocks (cost $598,631)		609,797

Short-Term Investments – 16.9%
Other Investment Companies – 16.8%[4]
AIM Liquid Asset Portfolio, Institutional Class Shares, 5.06%	9,183,899	9,183,899
Calvert Cash Reserves Institutional Prime Fund, Institutional Class Shares, 4.96%[9]	12,718,784	12,718,784
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	7,208,358	7,208,358

Total Other Investment Companies		29,111,041
	Principal Amount
U.S. Government Agency Discount Notes- 0.1%[5,6]
FHLMC Discount Notes, 0.000%, 08/22/06	$250,000	248,205

Total Short-Term Investments (cost $29,359,343)		29,359,246

Total Investments – 136.2% (cost $240,371,605)		235,880,402

Other Assets, less Liabilities – (36.2)%		(62,699,383)

Net Assets – 100.0%		$173,181,019

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2006, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Short Duration	$256,624,778	$634,680	$(5,337,431)	$(4,702,751)
Intermediate Duration	240,371,605	730,350	(5,221,556)	(4,491,206)

[1]	Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at June 30, 2006.
[2]	Variable Rate Security. The rate listed is as of June 30, 2006. Date in parenthesis represents the security’s next coupon rate reset.
[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2006, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Short Duration	$1,768,076	0.8%
Intermediate Duration	1,351,912	0.8%

[4]	Yield shown for an investment company represents the June 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	Zero-coupon security.
[6]	Security pledged to cover margin requirements for open futures positions at June 30, 2006.
[7]	Some or all of these securities were out on loan to various brokers as of June 30, 2006, amounting to $5,856,200, representing 2.8% of net assets for Short Duration.
[8]	Collateral received from brokers for securities lending was invested in these short-term investments.
[9]	All or part of security has been segregated for delayed delivery transactions and reverse repurchase agreements.
[10]	Indicates yield to maturity at June 30, 2006

Security Ratings (unaudited):

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	BBB	BB	Not Rated
Short Duration	97.9%	0.6%	0.0%	0.0%	0.0%	1.5%
Intermediate Duration	99.9	0.1	0.0	0.0	0.0	0.0

Investments Abbreviations:

DLJ: Donaldson, Lufkin & Jenrette Securities Corp.

FHA/VA: Federal Home Association/Veteran’s Association

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

GMAC: General Motors Acceptance Corp.

GNMA: Government National Mortgage Association

GSMPS: Goldman Sachs Mortgage Participating Security

GSR: Goldman Sachs REMIC

IO: Interest Only

PO: Principal Only

TBA: To Be Announced

USTN: United States Treasury Note

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: August 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: August 11, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: August 11, 2006